SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 02, 2021	Mar. 31, 2023	Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued and fully paid (in shares)		317,906,290	317,024,123
Number of subscription receipts issued (in shares)	22,400,000
Aggregate gross proceeds	$ 700.0
Earned interest	0.4
Issuance related costs	31.0
Income tax recovery	$ 8.2
Common shares (in shares)		2,176,800	663,430